Revenue -Analysis of Revenue by Major Collaboration Partner (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 184,526	SFr 4,028
Novartis AG, Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	167,873	0
FOPH, Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	7,000	0
Amgen Inc., USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 9,653	SFr 4,028